Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income and expenses
Schedule of detailed information about other operating income

	For the year ended December 31
(in EUR 000)	2023	2022	2021
Recoverable cash advances
Initial measurement and re-measurement	324	247	385
R&D incentives	1,376	86	645
Capitalization of R&D incentive	(1,005)	(123)	(615)
Other income/(expenses)	(151)	73	(150)
Total Other Operating Income	544	283	265